Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 17,274	$ 2,667	¥ 26,659
Additions based on tax positions related to current year	4,729	730	4,662
Decreases based on tax positions related to prior years	0	0	(14,047)
Ending balance	¥ 22,003	$ 3,397	¥ 17,274